Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end (Parenthetical) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ 98	£ 1,211	[1]

[1]	The unrealised gain of £ 1,211 m on Level 3 assets in 2016 is largely offset by losses on related Level 2 and Level 1 portfolio hedges .